Private Placement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Nov. 09, 2021
Private Placement (Details) [Line Items]
Aggregate shares purchase	414,000
Aggregate additional shares purchase unit	65,000	65,000
Aggregate purchase price	$ 479,000	$ 479,000
Sale of Stock, Price Per Share	$ 10	$ 10	$ 11.5
Exercised years	5 years	5 years
Redeem public shares, percentage	100.00%	100.00%
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price	$ 4,790,000	$ 4,790,000
Sponsor [Member]
Private Placement (Details) [Line Items]
Aggregate shares purchase		414,000